Schedule of Investments
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–89.65%
Brazil–4.13%
Fleury S.A.	952,412	$3,868,586
Multiplan Empreendimentos Imobiliarios S.A.	757,700	2,647,759
Wilson Sons Ltd., BDR	559,797	6,469,930
		12,986,275
Canada–13.22%
Calian Group Ltd.	229,300	11,043,186
E-L Financial Corp. Ltd.	13,106	9,674,703
Information Services Corp.	404,100	8,824,732
Total Energy Services, Inc.(a)	722,190	2,605,723
TransGlobe Energy Corp.(a)	3,402,269	7,440,617
Trican Well Service Ltd.(a)	839,308	1,961,434
		41,550,395
Denmark–1.46%
TCM Group A/S(b)	201,000	4,592,128
Egypt–4.00%
Eastern Co. S.A.E.	7,020,556	5,465,813
Integrated Diagnostics Holdings PLC(b)	5,775,100	7,099,983
		12,565,796
Estonia–0.37%
Silvano Fashion Group A.S., Class A(a)	541,000	1,162,230
France–8.37%
Guillemot Corp.(c)	142,000	2,011,191
Kaufman & Broad S.A.	153,837	6,400,910
Linedata Services	58,928	2,692,557
Metropole Television S.A.	94,460	1,963,847
Precia S.A.	331,210	13,243,237
		26,311,742
Georgia–3.23%
TBC Bank Group PLC	520,000	10,140,664
Germany–0.55%
MorphoSys AG(a)	36,120	1,723,189
Greece–1.14%
European Reliance General Insurance Co. S.A.	655,000	3,573,347
Indonesia–2.53%
PT Kalbe Farma Tbk	25,271,500	2,509,460
PT Pakuwon Jati Tbk(a)	161,499,300	5,432,176
		7,941,636
Ireland–0.48%
Origin Enterprises PLC	405,000	1,498,391
Italy–2.89%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	5,073,452
Openjobmetis Spa agenzia per il lavoro	290,146	4,025,533
		9,098,985
Shares		Value
Japan–1.87%
Nabtesco Corp.(c)	104,200	$3,947,192
Zuken, Inc.	53,100	1,939,627
		5,886,819
Malaysia–1.94%
Bursa Malaysia Bhd.	1,866,200	3,293,149
Heineken Malaysia Bhd.	506,800	2,797,418
		6,090,567
Mexico–4.70%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,325,494	8,323,456
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)	1,101,066	6,457,624
		14,781,080
Morocco–1.84%
Vivo Energy PLC(b)	4,044,516	5,802,295
New Zealand–0.90%
Freightways Ltd.	321,903	2,828,026
Poland–4.07%
LiveChat Software S.A.	238,000	6,373,710
Polski Bank Komorek Macierzystych S.A.(a)	228,451	5,020,583
Skarbiec Holding S.A.(a)(b)	166,000	1,403,659
		12,797,952
Romania–2.00%
Fondul Proprietatea S.A.	14,855,342	6,295,376
Singapore–1.52%
XP Power Ltd.	69,000	4,785,399
South Africa–3.40%
Combined Motor Holdings Ltd.	2,114,569	3,693,904
Karooooo Ltd.(a)	200,000	5,902,349
Net 1 UEPS Technologies, Inc.(a)	232,000	1,078,800
		10,675,053
South Korea–1.21%
Douzone Bizon Co. Ltd.	47,295	3,819,358
Sweden–0.58%
Proact IT Group AB	229,758	1,835,696
Switzerland–1.75%
Kardex Holding AG	19,600	5,517,642
United Kingdom–19.12%
4imprint Group PLC	65,000	2,625,425
Bioventix PLC	32,000	1,714,712
Character Group PLC (The)	440,000	2,981,532
Clarkson PLC	142,000	7,190,573
DCC PLC	75,551	6,253,289
Eurocell PLC	1,106,000	3,846,216
Gamesys Group PLC	423,000	10,480,246
HomeServe PLC	232,805	2,829,963
IG Group Holdings PLC	376,091	4,058,835
Jupiter Fund Management PLC	315,948	1,049,415

See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Shares		Value
United Kingdom–(continued)
Mortgage Advice Bureau Holdings Ltd.	623,720	$9,580,143
Savills PLC	413,099	7,485,206
		60,095,555
United States–1.94%
Epsilon Energy Ltd.(a)	947,280	6,100,483
Vietnam–0.44%
Masan Consumer Corp.	253,100	1,377,816
Total Common Stocks & Other Equity Interests (Cost $196,724,388)		281,833,895
Money Market Funds–9.70%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	10,717,417	10,717,417
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	7,511,394	7,514,399
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	12,248,476	12,248,476
Total Money Market Funds (Cost $30,479,380)		30,480,292
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.35% (Cost $227,203,768)		312,314,187
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.25%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,177,402	$1,177,402
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,746,173	2,747,271
Total Investments Purchased with Cash Collateral from Securities On Loan (Cost $3,924,673)		3,924,673
TOTAL INVESTMENTS IN SECURITIES—100.60% (Cost $231,128,441)		316,238,860
OTHER ASSETS LESS LIABILITIES–(0.60)%		(1,880,631)
NET ASSETS–100.00%		$314,358,229
Investment Abbreviations:
BDR	– Brazilian Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $18,898,065, which represented 6.01% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,022,748	$15,009,487	$(10,314,818)	$-	$-	$10,717,417	$2,107
Invesco Liquid Assets Portfolio, Institutional Class	4,343,609	10,538,083	(7,367,728)	497	(62)	7,514,399	839
Invesco Treasury Portfolio, Institutional Class	6,883,141	17,153,700	(11,788,365)	-	-	12,248,476	897
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	7,341,311	(6,163,909)	-	-	1,177,402	103*
Invesco Private Prime Fund	-	13,405,242	(10,657,971)	-	-	2,747,271	1,425*
Investments in Other Affiliates:
Precia S.A.**	8,484,221	-	-	4,759,016	-	13,243,237	90,664
Total	$25,733,719	$63,447,823	$(46,292,791)	$4,759,513	$(62)	$47,648,202	$96,035

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At September 30, 2021, this security was no longer an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$12,986,275	$—	$—	$12,986,275
Canada	41,550,395	—	—	41,550,395
Denmark	—	4,592,128	—	4,592,128
Egypt	—	12,565,796	—	12,565,796
Estonia	—	1,162,230	—	1,162,230
France	—	26,311,742	—	26,311,742
Georgia	—	10,140,664	—	10,140,664
Germany	—	1,723,189	—	1,723,189
Greece	—	3,573,347	—	3,573,347
Indonesia	—	7,941,636	—	7,941,636
Ireland	—	1,498,391	—	1,498,391
Italy	—	9,098,985	—	9,098,985
Japan	—	5,886,819	—	5,886,819
Malaysia	—	6,090,567	—	6,090,567
Mexico	14,781,080	—	—	14,781,080
Morocco	—	5,802,295	—	5,802,295
New Zealand	—	2,828,026	—	2,828,026
Poland	—	12,797,952	—	12,797,952
Romania	—	6,295,376	—	6,295,376
Singapore	—	4,785,399	—	4,785,399
South Africa	1,078,800	9,596,253	—	10,675,053
South Korea	—	3,819,358	—	3,819,358
Sweden	—	1,835,696	—	1,835,696
Switzerland	—	5,517,642	—	5,517,642
United Kingdom	—	60,095,555	—	60,095,555
United States	6,100,483	—	—	6,100,483
Vietnam	—	1,377,816	—	1,377,816
Money Market Funds	30,480,292	3,924,673	—	34,404,965
Total Investments	$106,977,325	$209,261,535	$—	$316,238,860
Invesco International Small Company Fund